VOYA VARIABLE PORTFOLIOS, INC.

Voya FTSE 100 Index® Portfolio

(“Portfolio”)

Supplement dated January 20, 2017

to the Portfolio’s Adviser Class and Class I Prospectus

(“Prospectus”)

dated May 1, 2016

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective January 31, 2017. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Variable Portfolios, Inc. is organized as a Maryland corporation.

Effective January 31, 2017, the Portfolio’s Prospectus is revised as follows:

1.	The fifth paragraph of the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus is deleted in its entirety.

2.	The risk entitled “Issuer Non-Diversification” of the section entitled “Principal Risks” of the Portfolio’s Prospectus is hereby deleted in its entirety.

3.	The information related to the Portfolio in the table of the subsection entitled “Key Portfolio Information – Portfolio Diversification” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio	Diversified	Non-Diversified
Voya FTSE 100 Index® Portfolio	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA VARIABLE PORTFOLIOS, INC.

Voya FTSE 100 Index® Portfolio

(“Portfolio”)

Supplement dated January 20, 2017

to the Portfolio’s Adviser Class and Class I

Statement of Additional Information (“SAI”)

dated May 1, 2016

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolio was originally classified as non-diversified but has been managed as diversified for a period of at least three years, the Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective January 31, 2017. As a result of this classification change, the Portfolio is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolio to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. Voya Variable Portfolios, Inc. is organized as a Maryland corporation.

Effective January 31, 2017, the Portfolio’s SAI is revised as follows:

1.	The information related to the Portfolio in the table in the subsection entitled “Supplemental Description of Portfolio Investments and Risks – Diversification” of the Portfolio’s SAI is hereby deleted in its entirety and replaced with the following:

Portfolio	Diversified	Non-Diversified
Voya FTSE 100 Index® Portfolio	X

2.	Item No. 1 of the subsection entitled “Fundamental and Non-Fundamental Investment Restrictions – Fundamental Investment Restrictions” is hereby deleted and replaced with the following:

1. (except for Voya Australia Index Portfolio and Voya Hang Seng Index Portfolio) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or a Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit a Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE